UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS EAFE Equity Index Fund

	Shares	Value ($)
Common Stocks 98.7%
Australia 8.5%
AGL Energy Ltd.	14,599	228,173
Alumina Ltd.	79,592	139,250
Amcor Ltd.	38,780	244,023
AMP Ltd.	66,820	330,042
Aristocrat Leisure Ltd.	11,798	40,255
Asciano Group*	92,913	148,184
ASX Ltd.	5,591	176,012
Australia & New Zealand Banking Group Ltd.	80,398	1,840,218
AXA Asia Pacific Holdings Ltd.	33,176	164,824
Bendigo & Adelaide Bank Ltd.	11,665	103,168
BHP Billiton Ltd.	106,779	4,071,138
Billabong International Ltd.	6,561	50,545
BlueScope Steel Ltd.	59,528	126,103
Boral Ltd.	23,847	106,262
Brambles Ltd.	45,773	278,120
Caltex Australia Ltd.	3,834	44,513
CFS Retail Property Trust (REIT)	55,801	102,207
Coca-Cola Amatil Ltd.	17,574	203,627
Cochlear Ltd.	1,764	119,868
Commonwealth Bank of Australia	49,366	2,441,661
Computershare Ltd.	14,173	134,411
Crown Ltd.	14,418	116,925
CSL Ltd.	18,239	582,647
CSR Ltd.	46,885	81,681
Dexus Property Group (REIT)	157,947	130,532
Energy Resources of Australia Ltd.	2,169	27,884
Fairfax Media Ltd. (a)	67,598	95,722
Fortescue Metals Group Ltd.*	38,324	193,418
Foster's Group Ltd.	60,941	360,163
Goodman Fielder Ltd.	41,961	52,974
Goodman Group (REIT)	194,801	121,448
GPT Group (REIT)	55,809	158,782
Harvey Norman Holdings Ltd.	16,119	58,738
Incitec Pivot Ltd.	51,221	177,743
Insurance Australia Group Ltd.	64,961	229,713
Intoll Group (Units)	73,692	106,371
Leighton Holdings Ltd. (a)	4,325	138,208
Lend Lease Group	17,355	127,659
Macarthur Coal Ltd.	4,297	48,720
Macquarie Group Ltd.	10,805	379,630
MAP Group	9,429	26,612
Metcash Ltd.	24,904	105,120
Mirvac Group (REIT)	99,901	128,429
National Australia Bank Ltd.	67,644	1,656,838
Newcrest Mining Ltd.	24,463	938,002
OneSteel Ltd.	43,301	122,635
Orica Ltd.	11,753	292,072
Origin Energy Ltd.	27,695	424,778
OZ Minerals Ltd.	101,699	143,029
Paladin Energy Ltd.*	21,041	73,015
Qantas Airways Ltd.*	37,279	100,533
QBE Insurance Group Ltd.	33,039	551,191
Rio Tinto Ltd.	13,868	1,029,088
Santos Ltd.	27,077	335,691
Sims Metal Management Ltd.	4,814	81,785
Sonic Healthcare Ltd.	11,975	127,487
SP Ausnet	43,189	35,978
Stockland (REIT)	74,403	276,158
Suncorp-Metway Ltd.	40,311	350,676
TABCORP Holdings Ltd.	19,699	133,283
Tatts Group Ltd.	39,349	90,900
Telstra Corp., Ltd.	137,513	348,243
Toll Holdings Ltd.	21,911	139,781
Transurban Group (Units)	39,196	188,462
Wesfarmers Ltd.	31,833	1,011,999
Wesfarmers Ltd. (PPS)	4,956	158,698
Westfield Group (REIT) (Units)	69,524	823,878
Westpac Banking Corp.	94,697	2,127,010
Woodside Petroleum Ltd.	17,311	734,225
Woolworths Ltd.	39,565	1,103,719
WorleyParsons Ltd.	6,160	132,481

(Cost $15,338,660)		28,073,358
Austria 0.3%
Erste Group Bank AG	6,105	244,835
Immofinanz AG*	32,308	120,645
OMV AG	4,838	181,344
Raiffeisen International Bank-Holding AG*	1,720	80,052
Telekom Austria AG	10,934	164,366
Verbund AG	2,316	83,092
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,083	58,247
Voestalpine AG	3,418	126,132

(Cost $892,383)		1,058,713
Belgium 1.0%
Ageas	72,914	208,936
Anheuser-Busch InBev NV	22,884	1,344,434
Belgacom SA	4,972	194,092
Colruyt SA	475	125,550
Compagnie Nationale a Portefeuille	824	42,990
Delhaize Group SA	3,282	237,954
Dexia SA* (a)	18,641	81,995
Groupe Bruxelles Lambert SA	2,644	220,131
KBC GROEP NV*	4,999	224,776
Mobistar SA	788	48,295
Solvay SA	1,824	194,764
UCB SA	3,289	114,083
Umicore	3,729	161,305

(Cost $3,369,630)		3,199,305
Bermuda 0.1%
Seadrill Ltd. (Cost $148,908)	9,100	263,826
Channel Islands 0.1%
Randgold Resources Ltd.	2,920	295,119
Resolution Ltd.	44,204	170,176

(Cost $427,813)		465,295
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd. (Cost $127,476)	16,911	85,032
Denmark 1.0%
A P Moller-Maersk AS "A"	18	145,496
A P Moller-Maersk AS "B"	41	340,754
Carlsberg AS "B"	3,373	351,467
Coloplast AS "B"	706	84,216
Danske Bank AS*	14,294	344,594
DSV AS	6,370	129,753
Novo Nordisk AS "B"	13,820	1,367,891
Novozymes AS "B"	1,459	185,546
Tryg AS	765	45,941
Vestas Wind Systems AS*	6,333	238,392
William Demant Holding AS*	765	56,294

(Cost $1,229,987)		3,290,344
Finland 1.1%
Elisa Oyj*	4,344	99,636
Fortum Oyj	13,981	366,212
Kesko Oyj "B"	2,146	100,676
Kone Oyj "B"	5,016	259,375
Metso Corp.	4,186	192,309
Neste Oil Oyj	4,336	67,774
Nokia Oyj	118,467	1,191,280
Nokian Renkaat Oyj	3,476	119,554
Orion Oyj "B"	2,903	57,992
Outokumpu Oyj	4,255	84,714
Pohjola Bank PLC	4,517	54,898
Rautaruukki Oyj (a)	2,751	56,901
Sampo Oyj "A"	13,214	357,179
Sanoma Oyj	2,631	55,658
Stora Enso Oyj "R"	18,391	182,365
UPM-Kymmene Oyj	16,161	277,342
Wartsila Oyj	2,475	161,632

(Cost $2,955,791)		3,685,497
France 9.6%
Accor SA	4,781	174,526
Aeroports de Paris	992	80,984
Air France-KLM*	4,418	67,733
Air Liquide SA	8,999	1,101,033
Alcatel-Lucent*	71,493	241,543
Alstom SA	6,587	337,013
Atos Origin SA*	1,481	67,144
AXA SA	54,665	959,858
bioMerieux	349	36,182
BNP Paribas	30,175	2,156,342
Bouygues SA	7,237	310,884
Bureau Veritas SA	1,601	111,887
Cap Gemini	4,790	240,719
Carrefour SA	19,093	1,028,304
Casino Guichard-Perrachon SA	1,799	165,000
Christian Dior SA	1,971	258,073
CNP Assurances	4,844	90,017
Compagnie de Saint-Gobain	11,942	532,451
Compagnie Generale de Geophysique-Veritas*	4,575	100,834
Compagnie Generale des Etablissements Michelin "B" (a)	4,661	355,706
Credit Agricole SA	29,393	461,779
DANONE SA	18,591	1,113,344
Dassault Systemes SA	1,874	138,073
Edenred*	4,781	94,713
Eiffage SA	1,318	62,845
Electricite de France	8,355	360,628
Eramet	158	46,843
Essilor International SA	6,361	437,871
Eurazeo	947	63,588
Eutelsat Communications	3,242	123,818
Fonciere des Regions (REIT)	796	84,853
France Telecom SA	58,740	1,271,011
GDF Suez	39,489	1,418,073
Gecina SA (REIT)	642	76,215
Groupe Eurotunnel SA (Registered)	15,556	132,368
Hermes International	1,661	379,977
Icade (REIT)	761	80,006
Iliad SA	531	55,406
Imerys SA	1,241	74,549
Ipsen SA	1,062	35,235
JC Decaux SA*	2,083	55,022
Klepierre (REIT)	3,114	120,385
L'Oreal SA	7,601	856,446
Lafarge SA	6,299	361,506
Lagardere SCA	3,853	150,708
Legrand SA	4,194	141,923
LVMH Moet Hennessy Louis Vuitton SA	7,802	1,146,778
Metropole Television SA	2,109	49,665
Natixis*	28,460	163,313
Neopost SA	977	72,736
PagesJaunes Groupe (a)	4,261	44,637
Pernod Ricard SA	6,244	522,374
PPR	2,389	386,631
PSA Peugeot Citroen*	4,963	167,479
Publicis Groupe	3,817	181,537
Renault SA*	6,036	311,763
Safran SA	5,371	151,330
Sanofi-Aventis	33,376	2,227,232
Schneider Electric SA	7,605	966,283
SCOR SE	5,501	131,529
Societe BIC SA	873	70,108
Societe Generale	20,077	1,162,360
Societe Television Francaise 1	4,061	63,271
Sodexo	2,929	190,440
Suez Environnement Co.	8,798	162,824
Technip SA	3,185	256,982
Thales SA	2,917	106,674
Total SA	67,118	3,461,904
Unibail-Rodamco SE (REIT)	2,887	641,935
Vallourec SA	3,332	331,564
Veolia Environnement	11,113	292,892
Vinci SA	13,786	692,575
Vivendi	38,998	1,069,108

(Cost $25,447,276)		31,639,342
Germany 7.3%
Adidas AG	6,720	416,509
Allianz SE (Registered)	14,419	1,627,779
BASF SE	29,178	1,843,453
Bayer AG	26,273	1,834,641
Bayerische Motoren Werke (BMW) AG	10,567	742,346
Beiersdorf AG	3,221	197,708
Celesio AG	2,394	52,172
Commerzbank AG* (a)	22,801	188,696
Continental AG*	1,602	124,553
Daimler AG (Registered)*	28,795	1,826,907
Deutsche Bank AG (Registered) (b)	19,820	1,083,223
Deutsche Boerse AG	6,165	411,713
Deutsche Lufthansa AG (Registered)*	7,493	137,959
Deutsche Post AG (Registered)	26,456	480,431
Deutsche Postbank AG*	2,893	98,493
Deutsche Telekom AG (Registered)	90,455	1,235,167
E.ON AG	57,119	1,681,210
Fraport AG	1,201	73,092
Fresenius Medical Care AG & Co. KGaA	6,048	373,701
Fresenius SE	917	73,404
GEA Group AG	5,079	127,079
Hannover Rueckversicherung AG (Registered)	1,966	90,435
HeidelbergCement AG	4,367	210,785
Henkel AG & Co. KGaA	4,161	188,434
Hochtief AG	1,519	131,792
Infineon Technologies AG*	34,792	241,678
K+S AG	4,629	277,210
Linde AG	5,350	697,871
MAN SE	3,327	362,911
Merck KGaA	2,109	177,218
Metro AG	4,170	271,695
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,968	827,042
Puma AG Rudolf Dassler Sport	163	53,791
RWE AG	13,262	894,581
Salzgitter AG	1,433	93,008
SAP AG	27,196	1,347,180
Siemens AG (Registered)	26,222	2,773,391
Suedzucker AG	2,167	48,480
ThyssenKrupp AG	10,495	342,764
TUI AG*	4,516	55,239
United Internet AG (Registered)	4,116	66,558
Volkswagen AG	961	106,069
Wacker Chemie AG	530	97,959

(Cost $17,244,563)		23,986,327
Greece 0.2%
Alpha Bank AE*	16,879	105,440
Coca-Cola Hellenic Bottling Co. SA	5,809	152,985
EFG Eurobank Ergasias*	10,528	63,119
Hellenic Telecommunications Organization SA	7,725	55,471
National Bank of Greece SA*	18,819	183,138
OPAP SA	7,331	115,722
Piraeus Bank SA*	10,105	49,792
Public Power Corp. SA	3,970	61,815

(Cost $1,347,115)		787,482
Hong Kong 2.7%
ASM Pacific Technology Ltd.	6,400	57,042
Bank of East Asia Ltd.	50,205	211,276
BOC Hong Kong (Holdings) Ltd.	119,321	377,560
Cathay Pacific Airways Ltd.	39,000	105,560
Cheung Kong (Holdings) Ltd.	44,000	666,454
Cheung Kong Infrastructure Holdings Ltd.	15,000	59,509
CLP Holdings Ltd.	61,774	492,836
Esprit Holdings Ltd.	35,719	192,302
Foxconn International Holdings Ltd.*	66,000	48,367
Genting Singapore PLC*	193,995	274,990
Hang Lung Group Ltd.	25,000	163,205
Hang Lung Properties Ltd.	65,000	315,748
Hang Seng Bank Ltd.	24,100	354,414
Henderson Land Development Co., Ltd.	34,672	246,469
Hong Kong & China Gas Co., Ltd.	134,966	341,299
Hong Kong Exchanges & Clearing Ltd.	32,700	642,891
HongKong Electric Holdings Ltd.	43,500	264,150
Hopewell Holdings Ltd.	18,500	59,921
Hutchison Whampoa Ltd.	68,100	633,989
Hysan Development Co., Ltd.	20,360	72,558
Kerry Properties Ltd.	22,432	121,005
Li & Fung Ltd.	73,120	411,148
Lifestyle International Holdings Ltd.	20,500	50,837
Link (REIT)	68,701	203,481
Mongolia Energy Corp., Ltd.*	99,631	41,351
MTR Corp., Ltd.	46,991	177,808
New World Development Co., Ltd.	82,036	164,534
Noble Group Ltd.	95,891	137,844
NWS Holdings Ltd.	27,000	52,885
Orient Overseas International Ltd.	6,400	51,061
PCCW Ltd.	122,000	44,277
Shangri-La Asia Ltd.	42,499	96,345
Sino Land Co., Ltd.	55,574	114,666
Sun Hung Kai Properties Ltd.	45,297	775,344
Swire Pacific Ltd. "A"	24,000	329,796
Television Broadcasts Ltd.	9,000	51,117
Wharf Holdings Ltd.	42,864	275,137
Wheelock & Co., Ltd.	30,000	99,956
Wing Hang Bank Ltd.	6,000	71,867
Yue Yuen Industrial (Holdings) Ltd.	24,000	88,779

(Cost $5,049,087)		8,939,778
Ireland 0.4%
CRH PLC (c)	17,943	295,746
CRH PLC (c)	4,599	75,669
Elan Corp. PLC*	15,766	90,044
Experian PLC	32,271	351,490
Governor & Co. of the Bank of Ireland*	110,055	92,656
James Hardie Industries SE (CDI)*	14,113	76,395
Kerry Group PLC "A" (c)	4,107	144,040
Kerry Group PLC "A" (c)	468	16,528
Ryanair Holdings PLC	10,294	55,015

(Cost $1,196,069)		1,197,583
Israel 0.8%
Bank Hapoalim BM*	32,144	147,156
Bank Leumi Le-Israel*	38,207	177,538
Bezeq Israeli Telecommunication Corp., Ltd.	56,135	140,147
Cellcom Israel Ltd.	1,574	47,900
Delek Group Ltd.	128	35,684
Discount Investment Corp. (Registered)	805	16,107
Elbit Systems Ltd.	724	38,639
Israel Chemicals Ltd.	14,397	203,426
Israel Discount Bank "A"*	17,192	34,172
Makhteshim-Agan Industries Ltd.*	7,588	28,166
Mizrahi Tefahot Bank Ltd.	3,902	36,166
NICE Systems Ltd.*	1,999	61,670
Ormat Industries Ltd.	1,702	14,081
Partner Communications Co., Ltd.	2,732	50,713
Teva Pharmaceutical Industries Ltd.	29,556	1,566,491
The Israel Corp., Ltd.*	75	71,794

(Cost $2,586,903)		2,669,850
Italy 2.8%
A2A SpA	34,674	53,205
Assicurazioni Generali SpA	36,970	745,823
Atlantia SpA	7,635	158,426
Autogrill SpA*	4,015	50,344
Banca Carige SpA	15,127	35,244
Banca Monte dei Paschi di Siena SpA*	69,737	96,805
Banca Popolare di Milano Scarl	12,869	61,451
Banco Popolare Societa Cooperativa	20,894	124,843
Enel SpA	207,995	1,110,341
Eni SpA	83,042	1,792,840
EXOR SpA	2,149	49,842
Fiat SpA	23,972	370,816
Finmeccanica SpA	13,210	157,031
Intesa Sanpaolo	243,880	794,356
Intesa Sanpaolo (RSP)	30,447	78,572
Luxottica Group SpA	3,787	103,791
Mediaset SpA	22,293	158,126
Mediobanca SpA*	15,224	141,810
Mediolanum SpA (a)	7,570	33,627
Parmalat SpA	54,425	139,809
Pirelli & C. SpA	7,684	62,586
Prysmian SpA	5,795	106,073
Saipem SpA	8,298	333,134
Snam Rete Gas SpA	46,514	235,760
Telecom Italia SpA	301,218	420,455
Telecom Italia SpA (RSP)	185,663	209,627
Terna - Rete Elettrica Nationale SpA	42,843	182,186
UBI Banca - Unione di Banche Italiane ScpA	18,623	180,816
UniCredit SpA	426,748	1,092,801

(Cost $9,485,146)		9,080,540
Japan 21.0%
ABC-Mart, Inc.	800	24,664
ACOM Co., Ltd.	1,170	17,741
Advantest Corp.	5,300	105,803
AEON Co., Ltd.	19,400	208,542
Aeon Credit Service Co., Ltd.	2,730	29,448
AEON Mall Co., Ltd.	2,600	63,327
Air Water, Inc.	4,553	54,199
Aisin Seiki Co., Ltd.	5,900	184,059
Ajinomoto Co., Inc.	21,000	205,711
Alfresa Holdings Corp.	1,200	51,178
All Nippon Airways Co., Ltd.*	26,000	96,242
Amada Co., Ltd.	11,000	75,566
Aozora Bank Ltd.	15,000	22,133
Asahi Breweries Ltd.	12,000	240,477
Asahi Glass Co., Ltd.	32,000	327,133
Asahi Kasei Corp.	41,000	226,447
ASICS Corp.	5,000	51,084
Astellas Pharma, Inc.	14,000	506,455
Benesse Holdings, Inc.	2,200	105,992
Bridgestone Corp.	20,900	381,634
Brother Industries Ltd.	7,200	89,140
Canon Marketing Japan, Inc.	2,000	27,572
Canon, Inc.	36,100	1,688,072
Casio Computer Co., Ltd.	7,700	57,222
Central Japan Railway Co.	47	345,694
Chiyoda Corp.	5,065	41,544
Chubu Electric Power Co., Inc.	20,400	504,415
Chugai Pharmaceutical Co., Ltd.	7,300	134,369
Chugoku Electric Power Co., Inc.	9,600	189,403
Chuo Mitsui Trust Holdings, Inc.	33,100	110,017
Citizen Holdings Co., Ltd.	7,700	46,347
Coca-Cola West Co., Ltd.	1,800	30,360
Cosmo Oil Co., Ltd.	19,000	49,499
Credit Saison Co., Ltd.	5,100	68,379
Dai Nippon Printing Co., Ltd.	18,000	220,227
Dai-ichi Life Insurance Co., Ltd.	250	301,915
Daicel Chemical Industries Ltd.	9,000	60,706
Daido Steel Co., Ltd.	8,000	38,990
Daihatsu Motor Co., Ltd.	6,000	80,426
Daiichi Sankyo Co., Ltd.	21,400	435,823
Daikin Industries Ltd.	7,400	279,118
Dainippon Sumitomo Pharma Co., Ltd.	5,200	43,614
Daito Trust Construction Co., Ltd.	2,500	149,452
Daiwa House Industry Co., Ltd.	15,000	151,234
Daiwa Securities Group, Inc.	53,000	214,102
DeNA Co., Ltd.	2,700	85,033
Denki Kagaku Kogyo Kabushiki Kaisha	15,000	64,671
Denso Corp.	15,400	456,357
Dentsu, Inc.	5,500	127,786
Dowa Holdings Co., Ltd.	7,450	44,356
East Japan Railway Co.	10,739	649,043
Eisai Co., Ltd.	8,000	280,063
Electric Power Development Co., Ltd.	3,700	111,250
Elpida Memory, Inc.*	5,800	66,952
FamilyMart Co., Ltd.	1,900	68,191
FANUC Ltd.	6,100	773,659
Fast Retailing Co., Ltd.	1,700	239,496
Fuji Electric Holdings Co., Ltd.	16,000	42,103
Fuji Heavy Industries Ltd.	19,000	121,372
Fuji Media Holdings, Inc.	14	17,828
Fujifilm Holdings Corp.	14,700	488,174
Fujitsu Ltd.	59,000	415,114
Fukuoka Financial Group, Inc.	26,000	104,231
GS Yuasa Corp. (a)	12,000	84,394
Hakuhodo Dy Holdings, Inc.	760	36,844
Hamamatsu Photonics K.K.	1,578	51,577
Hankyu Hanshin Holdings, Inc.	37,200	178,843
Hino Motors Ltd.	9,000	43,572
Hirose Electric Co., Ltd.	1,000	100,909
Hisamitsu Pharmaceutical Co., Inc.	2,200	89,948
Hitachi Chemical Co., Ltd.	3,400	63,602
Hitachi Construction Machinery Co., Ltd.	3,000	65,049
Hitachi High-Technologies Corp.	2,200	40,681
Hitachi Ltd.*	144,000	630,240
Hitachi Metals Ltd.	5,000	59,019
Hokkaido Electric Power Co., Inc.	6,000	119,513
Hokuhoku Financial Group, Inc.	41,000	75,248
Hokuriku Electric Power Co.	5,600	127,916
Honda Motor Co., Ltd.	52,500	1,867,530
Hoya Corp.	14,100	344,589
IBIDEN Co., Ltd.	4,200	106,916
Idemitsu Kosan Co., Ltd.	700	60,041
IHI Corp.	43,000	82,626
INPEX Corp.	69	324,849
Isetan Mitsukoshi Holdings Ltd.	12,120	126,137
Isuzu Motors Ltd.	39,000	150,915
ITO EN Ltd.	1,500	24,660
Itochu Corp.	47,500	435,863
Itochu Techno-Solutions Corp.	800	26,055
J. Front Retailing Co., Ltd.	16,000	74,526
JAFCO Co., Ltd.	1,100	26,044
Japan Petroleum Exploration Co., Ltd.	900	33,969
Japan Prime Realty Investment Corp. (REIT)	22	48,439
Japan Real Estate Investment Corp. (REIT)	16	145,630
Japan Retail Fund Investment Corp. (REIT)	52	73,282
Japan Steel Works Ltd.	10,000	94,384
Japan Tobacco, Inc.	143	476,870
JFE Holdings, Inc.	14,525	445,385
JGC Corp.	6,000	104,411
JS Group Corp.	8,148	160,027
JSR Corp.	5,800	99,010
JTEKT Corp.	6,200	57,259
Jupiter Telecommunications Co., Ltd.	78	84,095
JX Holdings, Inc.	72,300	420,097
Kajima Corp.	27,000	65,013
Kamigumi Co., Ltd.	8,000	59,498
Kaneka Corp.	10,000	60,135
Kansai Electric Power Co., Inc.	23,800	578,097
Kansai Paint Co., Ltd.	7,000	59,705
Kao Corp.	17,100	417,369
Kawasaki Heavy Industries Ltd.	46,000	130,896
Kawasaki Kisen Kaisha Ltd.	22,000	83,001
KDDI Corp.	92	440,914
Keihin Electric Express Railway Co., Ltd.	15,000	145,106
Keio Corp.	19,000	130,430
Keisei Electric Railway Co., Ltd.	9,000	57,871
Keyence Corp.	1,270	276,973
Kikkoman Corp.	5,000	55,263
Kinden Corp.	4,000	36,129
Kintetsu Corp. (a)	52,900	178,864
Kirin Holdings Co., Ltd.	27,000	383,280
Kobe Steel Ltd.	82,000	192,967
Koito Manufacturing Co., Ltd.	3,158	48,431
Komatsu Ltd.	30,000	698,467
Konami Corp.	3,000	53,094
Konica Minolta Holdings, Inc.	15,500	151,168
Kubota Corp.	37,000	339,572
Kuraray Co., Ltd.	10,500	132,896
Kurita Water Industries Ltd.	3,700	102,706
Kyocera Corp.	5,200	494,002
Kyowa Hakko Kirin Co., Ltd.	7,910	78,498
Kyushu Electric Power Co., Inc.	11,900	271,838
Lawson, Inc.	1,900	87,060
Mabuchi Motor Co., Ltd.	900	46,013
Makita Corp.	3,600	114,400
Marubeni Corp.	52,000	294,716
Marui Group Co., Ltd.	7,200	54,040
Maruichi Steel Tube Ltd.	1,500	28,751
Matsui Securities Co., Ltd.	3,900	21,858
Mazda Motor Corp.	48,000	115,938
McDonald's Holdings Co. (Japan), Ltd.	2,200	52,971
Medipal Holdings Corp.	5,100	64,823
MEIJI Holdings Co., Ltd.	2,200	103,687
Minebea Co., Ltd.	10,000	51,663
Mitsubishi Chemical Holdings Corp.	37,000	188,336
Mitsubishi Corp.	43,400	1,029,957
Mitsubishi Electric Corp.	61,000	526,138
Mitsubishi Estate Co., Ltd.	37,000	603,268
Mitsubishi Gas Chemical Co., Inc.	13,000	75,686
Mitsubishi Heavy Industries Ltd.	97,000	358,550
Mitsubishi Logistics Corp.	4,000	48,081
Mitsubishi Materials Corp.*	35,000	100,908
Mitsubishi Motors Corp.* (a)	124,000	162,101
Mitsubishi Tanabe Pharma Corp.	7,000	114,044
Mitsubishi UFJ Financial Group, Inc.	405,100	1,890,771
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	66,948
Mitsui & Co., Ltd.	55,500	825,779
Mitsui Chemicals, Inc.	28,000	75,657
Mitsui Engineering & Shipbuilding Co., Ltd.	24,000	54,457
Mitsui Fudosan Co., Ltd.	26,000	438,551
Mitsui Mining & Smelting Co., Ltd.	19,000	54,406
Mitsui O.S.K Lines Ltd.	37,000	233,248
Mitsumi Electric Co., Ltd.	2,700	41,546
Mizuho Financial Group, Inc.	633,390	919,890
Mizuho Securities Co., Ltd.	19,000	43,480
Mizuho Trust & Banking Co., Ltd.*	49,000	41,122
MS&AD Insurance Group Holdings, Inc.	17,000	391,285
Murata Manufacturing Co., Ltd.	6,400	337,392
Namco Bandai Holdings, Inc.	6,450	59,804
NEC Corp.	84,000	223,393
NGK Insulators Ltd.	8,000	132,594
NGK Spark Plug Co., Ltd.	5,000	67,051
NHK Spring Co., Ltd.	5,000	41,478
Nidec Corp.	3,500	311,937
Nikon Corp.	9,800	182,377
Nintendo Co., Ltd.	3,100	774,734
Nippon Building Fund, Inc. (REIT)	17	148,864
Nippon Electric Glass Co., Ltd.	11,000	150,408
Nippon Express Co., Ltd.	28,000	106,523
Nippon Meat Packers, Inc.	6,000	73,594
Nippon Paper Group, Inc.	3,200	80,189
Nippon Sheet Glass Co., Ltd.	21,000	45,889
Nippon Steel Corp.	162,000	552,343
Nippon Telegraph & Telephone Corp.	16,538	720,370
Nippon Yusen Kabushiki Kaisha	49,000	201,209
Nishi-Nippon City Bank Ltd.	22,000	63,069
Nissan Chemical Industries Ltd.	4,000	45,215
Nissan Motor Co., Ltd.	79,600	697,194
Nissha Printing Co., Ltd.	881	20,021
Nisshin Seifun Group, Inc.	6,000	79,004
Nisshin Steel Co., Ltd.	22,000	39,378
Nisshinbo Holdings, Inc.	4,000	40,205
Nissin Foods Holdings Co., Ltd.	2,000	72,292
Nitori Holdings Co., Ltd.	1,200	100,337
Nitto Denko Corp.	5,400	211,783
NKSJ Holdings, Inc.*	45,000	283,107
NOK Corp.	3,300	57,389
Nomura Holdings, Inc.	112,100	543,606
Nomura Real Estate Holdings, Inc.	3,100	44,120
Nomura Real Estate Office Fund, Inc. (REIT)	9	49,973
Nomura Research Institute Ltd.	3,300	62,026
NSK Ltd.	14,000	95,204
NTN Corp.	15,000	64,863
NTT Data Corp.	38	120,432
NTT DoCoMo, Inc.	490	818,342
NTT Urban Development Corp.	39	32,865
Obayashi Corp.	21,000	83,512
OBIC Co., Ltd.	200	37,867
Odakyu Electric Railway Co., Ltd.	20,000	185,131
Oji Paper Co., Ltd.	28,000	123,934
Olympus Corp.	7,000	183,848
Omron Corp.	6,400	145,755
Ono Pharmaceutical Co., Ltd.	2,700	117,569
Oracle Corp.	1,300	61,907
Oriental Land Co., Ltd.	1,600	149,210
ORIX Corp.	3,400	260,406
Osaka Gas Co., Ltd.	61,000	220,055
Otsuka Corp.	500	33,238
Panasonic Corp.	62,614	849,380
Panasonic Electric Works Co., Ltd.	12,000	159,312
Rakuten, Inc.	219	160,288
Resona Holdings, Inc. (a)	19,600	176,107
Ricoh Co., Ltd.	21,000	297,027
Rinnai Corp.	1,200	70,603
ROHM Co., Ltd.	3,000	185,517
Sankyo Co., Ltd.	1,700	90,126
Santen Pharmaceutical Co., Ltd.	2,400	83,160
Sanyo Electric Co., Ltd.*	55,000	90,602
Sapporo Hokuyo Holdings, Inc.	10,900	50,482
Sapporo Holdings Ltd.	8,000	37,540
SBI Holdings, Inc.	670	84,234
Secom Co., Ltd.	6,600	298,071
Sega Sammy Holdings, Inc.	6,000	91,531
Seiko Epson Corp.	3,900	59,254
Sekisui Chemical Co., Ltd.	14,000	84,879
Sekisui House Ltd.	18,000	162,002
Senshu Ikeda Holdings, Inc.	22,416	33,613
Seven & I Holdings Co., Ltd.	23,800	558,625
Seven Bank Ltd.	18	32,237
Sharp Corp.	32,000	318,561
Shikoku Electric Power Co., Inc.	5,600	160,746
Shimadzu Corp.	8,000	61,526
Shimamura Co., Ltd.	700	65,049
Shimano, Inc.	2,200	116,631
Shimizu Corp.	18,000	66,630
Shin-Etsu Chemical Co., Ltd.	13,000	634,789
Shinko Electric Industries Co., Ltd.	2,200	24,409
Shinsei Bank Ltd.* (a)	30,000	21,248
Shionogi & Co., Ltd.	9,700	177,662
Shiseido Co., Ltd.	10,700	240,627
Showa Denko KK	45,000	86,479
Showa Shell Sekiyu KK	6,200	47,386
SMC Corp.	1,700	224,724
Softbank Corp.	25,900	848,741
Sojitz Corp.	42,200	75,979
Sony Corp.	32,000	989,789
Sony Financial Holdings, Inc.	27	87,921
Square Enix Holdings Co., Ltd.	2,100	47,130
Stanley Electric Co., Ltd.	4,600	73,487
Sumco Corp.*	3,800	59,424
Sumitomo Chemical Co., Ltd.	49,000	215,333
Sumitomo Corp.	35,700	461,291
Sumitomo Electric Industries Ltd.	23,600	288,526
Sumitomo Heavy Industries Ltd.	18,000	93,010
Sumitomo Metal Industries Ltd.	105,000	266,093
Sumitomo Metal Mining Co., Ltd.	17,000	260,227
Sumitomo Mitsui Financial Group, Inc.	42,591	1,242,818
Sumitomo Realty & Development Co., Ltd.	11,000	227,872
Sumitomo Rubber Industries Ltd.	5,400	52,918
Sumitomo Trust & Banking Co., Ltd.	46,000	230,810
Suzuken Co., Ltd.	2,000	66,200
Suzuki Motor Corp.	10,400	218,762
Sysmex Corp.	1,082	75,048
T&D Holdings, Inc.	8,750	182,826
Taiheiyo Cement Corp.*	29,000	34,050
Taisei Corp.	35,000	72,188
Taisho Pharmaceutical Co., Ltd.	4,000	80,934
Taiyo Nippon Sanso Corp.	9,000	76,719
Takashimaya Co., Ltd.	8,000	61,847
Takeda Pharmaceutical Co., Ltd.	24,000	1,105,822
TDK Corp.	4,000	223,803
Teijin Ltd.	30,000	99,053
Terumo Corp.	5,300	281,954
The 77 Bank Ltd.	11,000	55,817
The Bank of Kyoto Ltd.	10,000	81,218
The Bank of Yokohama Ltd.	40,000	187,219
The Chiba Bank Ltd.	25,000	146,100
The Chugoku Bank Ltd.	6,000	72,954
The Furukawa Electric Co., Ltd.	21,000	79,224
The Gunma Bank Ltd.	13,000	68,164
The Hachijuni Bank Ltd.	13,258	69,329
The Hiroshima Bank Ltd.	16,000	65,180
The Iyo Bank Ltd.	8,000	64,958
The Joyo Bank Ltd.	21,000	91,570
The Shizuoka Bank Ltd.	18,000	155,036
The Suruga Bank Ltd.	7,000	61,721
THK Co., Ltd.	3,900	73,281
Tobu Railway Co., Ltd. (a)	26,000	149,963
Toho Co., Ltd.	3,600	57,918
Toho Gas Co., Ltd.	13,000	64,317
Tohoku Electric Power Co., Inc.	13,500	298,683
Tokio Marine Holdings, Inc.	22,900	619,008
Tokuyama Corp.	10,000	50,891
Tokyo Electric Power Co., Inc.	38,500	939,341
Tokyo Electron Ltd.	5,400	271,646
Tokyo Gas Co., Ltd.	80,000	363,202
Tokyo Steel Manufacturing Co., Ltd.	3,300	39,022
Tokyo Tatemono Co., Ltd.	12,000	46,115
Tokyu Corp.	37,000	163,700
Tokyu Land Corp.	13,000	54,032
TonenGeneral Sekiyu KK	9,000	83,371
Toppan Printing Co., Ltd.	18,000	141,129
Toray Industries, Inc.	46,000	256,238
Toshiba Corp.	128,000	620,940
Tosoh Corp.	15,000	40,528
TOTO Ltd.	8,000	54,940
Toyo Seikan Kaisha Ltd.	5,000	90,320
Toyo Suisan Kaisha Ltd.	3,000	61,911
Toyoda Gosei Co., Ltd.	2,100	46,294
Toyota Boshoku Corp.	2,200	36,694
Toyota Industries Corp.	5,900	157,890
Toyota Motor Corp.	87,700	3,143,388
Toyota Tsusho Corp.	6,900	101,941
Trend Micro, Inc.	3,100	92,464
Tsumura & Co.	2,000	62,197
Ube Industries Ltd.	29,000	64,421
Unicharm Corp.	3,900	157,151
UNY Co., Ltd.	6,400	50,773
Ushio, Inc.	3,400	57,371
USS Co., Ltd.	640	47,835
West Japan Railway Co.	53	190,248
Yahoo! Japan Corp.	460	159,123
Yakult Honsha Co., Ltd.	3,000	92,763
Yamada Denki Co., Ltd.	2,640	163,834
Yamaguchi Financial Group, Inc.	7,000	66,084
Yamaha Corp.	5,000	58,175
Yamaha Motor Co., Ltd.*	8,200	122,984
Yamato Holdings Co., Ltd.	12,700	153,961
Yamato Kogyo Co., Ltd.	1,400	33,987
Yamazaki Baking Co., Ltd.	4,000	48,803
Yaskawa Electric Corp.	7,000	56,602
Yokogawa Electric Corp.	7,400	50,353

(Cost $63,543,724)		69,503,390
Luxembourg 0.5%
ArcelorMittal	27,244	901,668
Millicom International Cellular SA (SDR)	2,467	235,470
SES (FDR)	9,567	230,109
Tenaris SA (d)	14,743	283,131

(Cost $1,393,088)		1,650,378
Macau 0.1%
Sands China Ltd.*	75,619	135,870
Wynn Macau Ltd.*	48,781	84,311

(Cost $176,770)		220,181
Malta 0.0%
BGP Holdings PLC* (Cost $0)	328,818	0
Mexico 0.0%
Fresnillo PLC (Cost $67,285)	5,844	114,211
Netherlands 4.5%
Aegon NV*	49,009	293,937
Akzo Nobel NV	7,406	458,178
ASML Holding NV	13,529	405,657
Corio NV (REIT)	1,943	132,908
Delta Lloyd NV	2,256	42,262
European Aeronautic Defence & Space Co.*	12,798	320,045
Fugro NV (CVA)	2,044	134,500
Heineken Holding NV	3,501	153,314
Heineken NV	8,358	434,457
ING Groep NV (CVA)*	122,079	1,260,790
Koninklijke (Royal) KPN NV	51,671	799,872
Koninklijke (Royal) Philips Electronics, NV	31,256	985,257
Koninklijke Ahold NV	37,918	511,357
Koninklijke Boskalis Westminster NV	2,203	92,521
Koninklijke DSM NV	4,786	245,550
Koninklijke Vopak NV	2,315	110,620
QIAGEN NV*	7,045	126,030
Randstad Holding NV*	3,570	162,316
Reed Elsevier NV	21,994	277,777
Royal Dutch Shell PLC "A"	112,709	3,394,593
Royal Dutch Shell PLC "B"	85,707	2,502,016
SBM Offshore NV	5,338	101,328
TNT NV	11,585	311,713
Unilever NV (CVA)	51,839	1,553,171
Wolters Kluwer NV	9,620	202,396

(Cost $12,186,004)		15,012,565
New Zealand 0.1%
Auckland International Airport Ltd.	26,754	40,221
Contact Energy Ltd.*	8,468	35,147
Fletcher Building Ltd.	19,694	116,359
Sky City Entertainment Group Ltd.	17,085	35,453
Telecom Corp. of New Zealand Ltd.	63,154	94,251

(Cost $256,461)		321,431
Norway 0.7%
Aker Solutions ASA	5,251	76,197
DnB NOR ASA	31,436	428,591
Norsk Hydro ASA	29,217	176,566
Orkla ASA	25,120	231,671
Renewable Energy Corp. ASA*	16,104	54,631
Statoil ASA	35,387	738,784
Telenor ASA	26,186	410,528
Yara International ASA	5,912	267,642

(Cost $1,139,962)		2,384,610
Portugal 0.3%
Banco Comercial Portugues SA (Registered)	89,021	77,676
Banco Espirito Santo SA (Registered)	17,119	79,127
Brisa Auto-Estradas de Portugal SA	5,896	38,054
CIMPOR - Cimentos de Portugal, SGPS, SA	5,927	38,181
EDP - Energias de Portugal SA	56,695	194,178
Galp Energia, SGPS, SA "B"	7,548	130,480
Jeronimo Martins, SGPS, SA	7,291	97,630
Portugal Telecom, SGPS, SA (Registered)	19,000	253,127

(Cost $791,174)		908,453
Singapore 1.6%
Ascendas Real Estate Investment Trust (REIT)	48,200	80,409
CapitaLand Ltd.	83,125	256,455
CapitaMall Trust (REIT)	71,870	117,595
CapitaMalls Asia Ltd.	44,360	73,006
City Developments Ltd.	18,000	174,527
ComfortDelGro Corp., Ltd.	61,000	70,454
Cosco Corp., (Singapore) Ltd.	33,000	44,385
DBS Group Holdings Ltd.	54,482	582,924
Fraser & Neave Ltd.	31,488	155,895
Golden Agri-Resources Ltd.	215,373	93,264
Jardine Cycle & Carriage Ltd.	3,604	107,931
Keppel Corp., Ltd.	41,500	283,853
Keppel Land Ltd.	22,749	70,000
Neptune Orient Lines Ltd.*	26,000	39,154
Olam International Ltd.	38,898	96,357
Oversea-Chinese Banking Corp., Ltd.	77,423	520,631
SembCorp Industries Ltd.	33,449	110,821
SembCorp Marine Ltd.	26,600	79,649
Singapore Airlines Ltd.	16,670	206,751
Singapore Exchange Ltd.	28,000	192,387
Singapore Press Holdings Ltd.	47,758	154,489
Singapore Technologies Engineering Ltd.	53,000	135,621
Singapore Telecommunications Ltd.	252,301	602,057
StarHub Ltd.	20,000	39,283
United Overseas Bank Ltd.	38,370	534,137
UOL Group Ltd.	12,544	44,236
Wilmar International Ltd.	60,000	274,007
Yangzijiang Shipbuilding Holdings Ltd.	42,569	57,074

(Cost $2,833,834)		5,197,352
Spain 3.8%
Abertis Infraestructuras SA	9,651	179,979
Acciona SA	796	67,420
Acerinox SA	3,075	54,822
ACS, Actividades de Construccion y Servicios SA	4,403	220,156
Banco Bilbao Vizcaya Argentaria SA	113,366	1,535,270
Banco de Sabadell SA	29,340	146,869
Banco de Valencia SA	7,091	40,365
Banco Popular Espanol SA	24,760	156,752
Banco Santander SA	262,202	3,322,024
Bankinter SA	9,353	64,920
Criteria Caixacorp SA	26,933	141,658
EDP Renovaveis SA*	7,120	40,325
Enagas	5,709	115,860
Ferrovial SA	13,794	129,227
Fomento de Construcciones y Contratas SA	1,296	35,800
Gamesa Corp. Tecnologica SA*	6,165	43,115
Gas Natural SDG SA	7,307	108,809
Gestevision Telecinco SA	3,125	34,385
Grifols SA	4,444	63,708
Iberdrola Renovables SA	28,188	93,807
Iberdrola SA	127,161	979,901
Iberia Lineas Aereas de Espana SA*	15,548	59,989
Indra Sistemas SA	3,035	57,972
Industria de Diseno Textil SA	6,942	551,053
Mapfre SA	25,478	77,668
Red Electrica Corporacion SA	3,554	167,370
Repsol YPF SA	23,348	602,623
Telefonica SA	130,785	3,244,494
Zardoya Otis SA	4,743	84,973

(Cost $8,889,777)		12,421,314
Sweden 3.1%
Alfa Laval AB	11,003	193,089
Assa Abloy AB "B"	10,187	257,309
Atlas Copco AB "A"	21,150	409,031
Atlas Copco AB "B"	12,680	223,243
Boliden AB	8,566	130,054
Electrolux AB "B"	7,830	192,981
Getinge AB "B"	6,157	143,933
Hennes & Mauritz AB "B"	32,623	1,181,169
Hexagon AB "B"	5,096	109,451
Holmen AB "B"	1,734	53,531
Husqvarna AB "B"	13,298	98,584
Investor AB "B"	14,244	289,022
Kinnevik Investment AB "B"	6,768	143,475
Modern Times Group "B"	1,567	116,791
Nordea Bank AB	102,855	1,073,055
Ratos AB "B"	3,003	103,820
Sandvik AB	31,931	490,151
Scania AB "B"	10,427	230,462
Securitas AB "B"	10,591	114,162
Skandinaviska Enskilda Banken AB "A"	45,055	334,669
Skanska AB "B"	12,996	238,797
SKF AB "B"	12,174	280,281
SSAB AB "A"	5,899	94,167
SSAB AB "B"	2,721	38,268
Svenska Cellulosa AB "B"	18,621	283,649
Svenska Handelsbanken AB "A"	15,521	509,341
Swedbank AB "A"*	22,457	311,828
Swedish Match AB	7,558	201,681
Tele2 AB "B"	9,757	204,941
Telefonaktiebolaget LM Ericsson "B"	96,227	1,057,089
TeliaSonera AB	71,063	574,689
Volvo AB "B"*	34,495	507,090

(Cost $4,836,048)		10,189,803
Switzerland 8.2%
ABB Ltd. (Registered)*	70,524	1,488,087
Actelion Ltd. (Registered)*	3,261	130,714
Adecco SA (Registered)	3,773	197,471
Aryzta AG	2,649	115,691
Baloise Holding AG (Registered)	1,644	148,440
Compagnie Financiere Richemont SA "A"	16,482	793,283
Credit Suisse Group AG (Registered)	35,685	1,528,315
GAM Holding Ltd.*	6,990	106,047
Geberit AG (Registered)	1,269	226,179
Givaudan SA (Registered)	269	275,021
Holcim Ltd. (Registered)	7,748	498,085
Julius Baer Group Ltd.	6,442	234,816
Kuehne & Nagel International AG (Registered)	1,756	211,066
Lindt & Spruengli AG	28	67,144
Lindt & Spruengli AG (Registered)	3	83,823
Logitech International SA (Registered)*	5,943	103,655
Lonza Group AG (Registered)	1,455	124,363
Nestle SA (Registered)	110,339	5,880,650
Nobel Biocare Holding AG (Registered)	4,034	72,593
Novartis AG (Registered)	67,208	3,872,788
Pargesa Holding SA (Bearer)	884	64,589
Roche Holding AG (Genusschein)	22,380	3,055,771
Schindler Holding AG	1,583	169,880
Schindler Holding AG (Registered)	700	74,864
SGS SA (Registered)	171	276,515
Sika AG (Bearer)	65	119,993
Sonova Holding AG (Registered)	1,413	172,634
STMicroelectronics NV	20,515	157,473
Straumann Holding AG (Registered)	254	56,714
Swatch Group AG (Bearer)	970	365,607
Swatch Group AG (Registered)	1,409	97,428
Swiss Life Holding AG (Registered)*	941	107,043
Swiss Reinsurance Co., Ltd. (Registered)	11,200	490,504
Swisscom AG (Registered)	730	294,703
Syngenta AG (Registered)	3,004	747,019
Synthes, Inc.	1,856	214,496
UBS AG (Registered)*	115,619	1,966,556
Xstrata PLC	65,603	1,259,766
Zurich Financial Services AG	4,706	1,103,815

(Cost $16,162,399)		26,953,601
United Kingdom 18.9%
3i Group PLC	30,807	138,921
Admiral Group PLC	6,623	173,166
Aggreko PLC	8,260	203,977
AMEC PLC	10,802	167,579
Anglo American PLC	41,860	1,665,743
Antofagasta PLC	12,360	240,653
ARM Holdings PLC	41,629	259,494
Associated British Foods PLC	11,446	188,712
AstraZeneca PLC	45,931	2,331,940
Autonomy Corp. PLC*	7,033	200,463
Aviva PLC	89,529	562,152
Babcock International Group PLC	11,652	104,396
BAE Systems PLC	106,296	572,178
Balfour Beatty PLC	22,297	93,849
Barclays PLC	363,526	1,707,034
BG Group PLC	107,352	1,887,640
BHP Billiton PLC	70,179	2,240,802
BP PLC	597,799	4,086,805
British Airways PLC*	17,946	68,426
British American Tobacco PLC	63,560	2,374,700
British Land Co. PLC (REIT)	28,391	207,527
British Sky Broadcasting Group PLC	36,068	399,761
BT Group PLC	247,218	544,056
Bunzl PLC	10,766	128,478
Burberry Group PLC	13,639	222,991
Cable & Wireless Worldwide PLC	83,728	96,629
Cairn Energy PLC*	45,480	324,330
Capita Group PLC	19,323	238,808
Capital Shopping Centers Group PLC (REIT)	14,044	81,036
Carnival PLC	5,389	211,977
Centrica PLC	162,588	826,648
Cobham PLC	37,956	137,907
Compass Group PLC	59,004	492,020
Diageo PLC	79,583	1,371,370
Eurasian Natural Resources Corp. (e)	8,400	121,509
FirstGroup PLC	15,714	89,624
G4S PLC	44,923	179,760
GlaxoSmithKline PLC	165,342	3,261,958
Hammerson PLC (REIT)	22,694	140,663
Home Retail Group PLC	25,193	81,593
HSBC Holdings PLC	557,417	5,644,985
ICAP PLC	16,979	115,308
Imperial Tobacco Group PLC	32,399	966,870
Inmarsat PLC	14,252	148,633
InterContinental Hotels Group PLC	9,402	168,376
International Power PLC	47,670	290,899
Intertek Group PLC	4,606	132,547
Invensys PLC	26,679	125,190
Investec PLC	15,887	127,095
ITV PLC*	116,036	108,699
J Sainsbury PLC	39,155	240,263
Johnson Matthey PLC	7,014	194,276
Kazakhmys PLC	6,570	150,309
Kingfisher PLC	73,546	270,504
Land Securities Group PLC (REIT)	23,707	238,232
Legal & General Group PLC	183,666	299,223
Lloyds Banking Group PLC*	1,300,789	1,518,126
London Stock Exchange Group PLC	5,196	55,626
Lonmin PLC*	5,037	132,319
Man Group PLC	52,604	181,411
Marks & Spencer Group PLC	49,485	301,898
National Grid PLC	109,329	928,069
Next PLC	6,012	209,439
Old Mutual PLC	171,722	374,766
Pearson PLC	25,658	397,438
Petrofac Ltd.	8,203	177,076
Prudential PLC	80,930	810,006
Reckitt Benckiser Group PLC	19,652	1,081,830
Reed Elsevier PLC	38,104	322,534
Rexam PLC	28,455	137,379
Rio Tinto PLC	46,104	2,707,187
Rolls-Royce Group PLC*	59,076	560,790
Royal Bank of Scotland Group PLC*	548,695	407,960
RSA Insurance Group PLC	106,304	218,376
SABMiller PLC	30,389	972,289
Schroders PLC	3,819	86,410
Scottish & Southern Energy PLC	29,360	515,869
Segro PLC (REIT)	23,939	102,836
Serco Group PLC	16,202	156,685
Severn Trent PLC	7,488	154,306
Shire PLC	17,772	400,190
Smith & Nephew PLC	28,841	263,129
Smiths Group PLC	12,688	243,304
Standard Chartered PLC	65,169	1,872,655
Standard Life PLC	72,081	261,984
Tesco PLC	255,221	1,700,783
The Sage Group PLC	40,309	175,137
Thomas Cook Group PLC	28,002	75,547
Tui Travel PLC	18,245	61,496
Tullow Oil PLC	28,176	564,415
Unilever PLC	41,002	1,188,008
United Utilities Group PLC	22,254	200,425
Vedanta Resources PLC	3,889	132,570
Vodafone Group PLC	1,676,195	4,149,363
Whitbread PLC	5,725	146,284
William Morrison Supermarkets PLC	66,026	306,837
Wolseley PLC*	9,262	233,174
WPP PLC	39,788	440,618

(Cost $52,102,984)		62,575,228

Total Common Stocks (Cost $251,226,317)		325,874,789
Preferred Stocks 0.4%
Germany
Bayerische Motoren Werke (BMW) AG	1,705	79,660
Fresenius SE	2,627	212,139
Henkel AG & Co. KGaA	5,588	300,565
Porsche Automobil Holding SE	2,854	141,585
RWE AG	1,277	81,497
Volkswagen AG	5,402	653,028

Total Preferred Stocks (Cost $989,101)		1,468,474
Rights 0.1%
Cyprus 0.0%
Bank of Cyprus Public Co., Ltd., Expiration Date 10/21/2010* (Cost $0)	19,212	12,721
France 0.0%
Cie Generale des Etablissements Michelin, Expiration Date 10/13/2010* (a) (Cost $0)	4,661	13,013
Germany 0.1%
Deutsche Bank AG, Expiration Date 10/5/2010* (b) (Cost $0)	19,820	95,920
Greece 0.0%
National Bank of Greece SA, Expiration Date 10/11/2010* (Cost $0)	37,638	29,061

Total Rights (Cost $0)		150,715
Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 0.29% (f) (g) (Cost $1,643,681)	1,643,681	1,643,681

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $253,859,099) †	99.7	329,137,659
Other Assets and Liabilities, Net	0.3	1,081,754

Net Assets	100.0	330,219,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $262,145,103.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $66,992,556.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $103,367,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,374,690.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $1,550,224 which is 0.5% of net assets.
(b)	Affiliated Issuer. This security is owned in proportion with its representation in the index.
(c)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(d)	Security is listed in country of domicile. Significant business activities of company are in Argentina.
(e)	Security is listed in country of domicile. Significant business activities of company are in Kazakhstan.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipt
PPS: Price Protected Shares
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

ASX SPI 200 Index	AUD	12/16/2010	3	333,460	(3,625)
DJ Euro Stoxx 50 Index	EUR	12/17/2010	29	1,082,448	(10,865)
FTSE 100 Index	GBP	12/17/2010	9	781,766	(1,595)
Hang Seng Index	HKD	10/28/2010	1	143,887	(206)
Nikkei 225 Index	JPY	12/9/2010	9	506,169	(12,398)
TOPIX Index	JPY	12/10/2010	5	495,029	6,659
Total net unrealized depreciation					(22,030)

At September 30, 2010, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	124,000	AUD	135,655	12/15/2010	5,880	UBS AG
USD	79,000	CHF	79,894	12/15/2010	2,367	UBS AG
USD	451,000	EUR	354,421	12/15/2010	31,878	UBS AG
USD	376,000	GBP	243,217	12/15/2010	5,861	UBS AG
USD	580,000	JPY	48,607,596	12/15/2010	2,753	UBS AG
CHF	97,995	USD	100,000	12/15/2010	199	Morgan Stanley
GBP	253,714	USD	400,000	12/15/2010	1,658	Royal Bank of Scotland PLC
GBP	189,935	USD	300,000	12/15/2010	1,793	Morgan Stanley
JPY	10,795,902	USD	130,000	12/15/2010	569	Royal Bank of Scotland PLC
Total unrealized appreciation					52,958

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	150,000	EUR	110,050	12/15/2010	(63)	Royal Bank of Scotland PLC
AUD	143,972	USD	130,000	12/15/2010	(7,844)	Citigroup, Inc.
AUD	134,854	USD	125,000	12/15/2010	(4,114)	Morgan Stanley
AUD	139,489	USD	130,000	12/15/2010	(3,551)	UBS AG
AUD	186,329	USD	175,000	12/15/2010	(3,397)	Royal Bank of Scotland PLC
AUD	104,587	USD	100,000	12/15/2010	(134)	Morgan Stanley
CHF	103,916	USD	102,000	12/15/2010	(3,832)	Morgan Stanley
CHF	199,753	USD	200,000	12/15/2010	(3,435)	Citigroup, Inc.
CHF	100,429	USD	100,000	12/15/2010	(2,280)	UBS AG
EUR	21,214	USD	27,000	12/15/2010	(1,903)	Citigroup, Inc.
EUR	155,296	USD	200,000	12/15/2010	(11,582)	UBS AG
EUR	127,085	USD	165,000	12/15/2010	(8,145)	Morgan Stanley
EUR	673,453	USD	890,000	12/15/2010	(27,540)	Royal Bank of Scotland PLC
EUR	338,572	USD	450,000	12/15/2010	(11,284)	Citigroup, Inc.
GBP	96,242	USD	148,000	12/15/2010	(3,105)	Citigroup, Inc.
GBP	594,144	USD	925,000	12/15/2010	(7,834)	Royal Bank of Scotland PLC
HKD	217,326	USD	28,000	12/15/2010	(23)	Morgan Stanley
JPY	48,554,715	USD	581,000	12/15/2010	(1,119)	Morgan Stanley
JPY	71,377,426	USD	840,000	12/15/2010	(15,738)	Royal Bank of Scotland PLC
Total unrealized depreciation					(116,923)

Currency Abbreviations

AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	USD	United States Dollar
GBP	British Pound

At September 30, 2010 the DWS EAFE Equity Index Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Rights
Financials	80,815,650	24.7%
Industrials	40,160,565	12.3%
Materials	34,197,934	10.4%
Consumer Discretionary	34,141,679	10.4%
Consumer Staples	34,030,854	10.4%
Health Care	27,950,978	8.5%
Energy	24,463,285	7.5%
Telecommunication Services	18,905,269	5.8%
Utilities	17,074,070	5.2%
Information Technology	15,753,694	4.8%
Total	327,493,978	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(h)
Australia	$—	$28,073,358	$—	$28,073,358
Austria	—	1,058,713	—	1,058,713
Belgium	—	3,199,305	—	3,199,305
Bermuda	—	263,826	—	263,826
Channel Islands	—	465,295	—	465,295
Cyprus	12,721	85,032	—	97,753
Denmark	—	3,290,344	—	3,290,344
Finland	—	3,685,497	—	3,685,497
France	—	31,652,355	—	31,652,355
Germany	—	25,550,721	—	25,550,721
Greece	29,061	787,482	—	816,543
Hong Kong	—	8,939,778	—	8,939,778
Ireland	—	1,197,583	—	1,197,583
Israel	—	2,669,850	—	2,669,850
Italy	—	9,080,540	—	9,080,540
Japan	—	69,503,390	—	69,503,390
Luxembourg	—	1,650,378	—	1,650,378
Macau	—	220,181	—	220,181
Malta	—	—	0	0
Mexico	—	114,211	—	114,211
Netherlands	—	15,012,565	—	15,012,565
New Zealand	—	321,431	—	321,431
Norway	—	2,384,610	—	2,384,610
Portugal	—	908,453	—	908,453
Singapore	—	5,197,352	—	5,197,352
Spain	—	12,421,314	—	12,421,314
Sweden	—	10,189,803	—	10,189,803
Switzerland	—	26,953,601	—	26,953,601
United Kingdom	—	62,575,228	—	62,575,228
Short Term Investments	1,643,681	—	—	1,643,681
Derivatives(i)	—	52,958	—	52,958
Total	$1,685,463	$327,505,154	$0	$329,190,617
Liabilities
Derivatives(i)	$(22,030)	$(116,923)	$—	$(138,953)
Total	$(22,030)	$(116,923)	$—	$(138,953)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.

(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open future contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks and/or Other Equity Investments
	Ireland	Italy	Japan	Malta	Singapore	Total
Balance as of December 31, 2009	$0	$10,653	$2,479	$—	$1,579	$14,711
Realized gains (loss)	(402,686)	2,786	—	—	1,081	(398,819)
Change in unrealized appreciation (depreciation)	402,686	(10,653)	(2,479)	0	(1,579)	387,975
Amortization premium/discount	—	—	—	—	—	—
Net purchase (sales)	0	(2,786)	0	0	(1,081)	(3,867)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of September 30, 2010	$—	$—	$—	$0	$—	$0
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2010	$—	$—	$—	$0	$—	$0

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$(22,030)
Foreign Exchange Contracts		$(63,965)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE Equity Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010